Taxes - Summary of Realization and Present Value of Tax Credits and From Provision for Deferred Income Tax and Social Contribution (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 43,149
Temporary differences, percentage	100.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 2,585
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	100.00%
Deferred tax assets	R$ 45,734	R$ 39,140	R$ 51,002
Deferred tax assets, percentage	100.00%
Deferred tax liabilities	R$ (7,878)
Deferred tax liabilities, percentage	100.00%
Net deferred taxes	R$ 37,856
Net deferred taxes,percentage	100.00%
Present value of temporary differences	R$ 40,354
Present value of tax loss /social contribution loss carryforwards	2,381
Present value of deferred tax assets	42,735
Present value of deferred tax liabilities	(6,923)
Present value of net deferred taxes	35,812
Up to one year [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 12,987
Temporary differences, percentage	30.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 1,184
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	46.00%
Deferred tax assets	R$ 14,171
Deferred tax assets, percentage	31.00%
Deferred tax liabilities	R$ (1,487)
Deferred tax liabilities, percentage	19.00%
Net deferred taxes	R$ 12,684
Net deferred taxes,percentage	33.00%
Later than one year and not later than two years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 10,614
Temporary differences, percentage	25.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 177
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	7.00%
Deferred tax assets	R$ 10,791
Deferred tax assets, percentage	23.00%
Deferred tax liabilities	R$ (614)
Deferred tax liabilities, percentage	8.00%
Net deferred taxes	R$ 10,177
Net deferred taxes,percentage	27.00%
Later than one year and not later than three years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 6,598
Temporary differences, percentage	15.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 44
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	2.00%
Deferred tax assets	R$ 6,642
Deferred tax assets, percentage	15.00%
Deferred tax liabilities	R$ (542)
Deferred tax liabilities, percentage	7.00%
Net deferred taxes	R$ 6,100
Net deferred taxes,percentage	16.00%
Later than three years and not later than four years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 4,276
Temporary differences, percentage	10.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 37
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	1.00%
Deferred tax assets	R$ 4,313
Deferred tax assets, percentage	9.00%
Deferred tax liabilities	R$ (284)
Deferred tax liabilities, percentage	3.00%
Net deferred taxes	R$ 4,029
Net deferred taxes,percentage	11.00%
Later than four years and not later than five years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 2,062
Temporary differences, percentage	5.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 559
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	21.00%
Deferred tax assets	R$ 2,621
Deferred tax assets, percentage	6.00%
Deferred tax liabilities	R$ (437)
Deferred tax liabilities, percentage	6.00%
Net deferred taxes	R$ 2,184
Net deferred taxes,percentage	6.00%
Over 5 years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 6,612
Temporary differences, percentage	15.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 584
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	23.00%
Deferred tax assets	R$ 7,196
Deferred tax assets, percentage	16.00%
Deferred tax liabilities	R$ (4,514)
Deferred tax liabilities, percentage	57.00%
Net deferred taxes	R$ 2,682
Net deferred taxes,percentage	7.00%